Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 63,867
2022	86,875
2023	133,674
2024	87,579
2025	144,573
2026 and thereafter	113,695
Total	$ 630,263	$ 605,819